UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2021 to December 31, 2021

Commission File Number of issuing entity: 333-253034-01

Central Index Key Number of issuing entity: 0001844964

VERIZON MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-253034

Central Index Key Number of depositor: 0001836995

VERIZON ABS II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

23-2259884

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2021-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2021-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2021-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Master Trust for the distribution period commencing on December 1, 2021 and ending on December 31, 2021 is set forth in the monthly investor reports relating to the January 20, 2022 distribution, which are attached to this Form 10-D as the Exhibits listed under Item 10 below.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Master Trust for the distribution period commencing on December 1, 2021 and ending on December 31, 2021. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 4, 2022 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Master Trust.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the prospectus dated May 25, 2021 or in the prospectus dated November 1, 2021 (each, a “Prospectus”) pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in each Prospectus or otherwise previously disclosed in one or more reports filed under the Securities Exchange Act of 1934, as amended, pursuant to Item 1111 of Regulation AB are provided in Section XI of the monthly investor report relating to the January 20, 2022 distribution, attached as Exhibit 99.1 to this Form 10-D, and in the tables set forth below.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including all of the receivables acquired by Verizon Master Trust after May 25, 2021 and on or before December 31, 2021) (which are collectively referred to as the “Receivables”) as of December 31, 2021. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of December 31, 2021 unless otherwise stated.

Number of Receivables	15,521,764
Number of accounts	9,918,261
Aggregate original Principal Balance	$12,867,126,184.45
Aggregate Principal Balance	$9,998,674,720.72
Principal Balance
Minimum	$0.02
Maximum	$2,426.32
Average	$644.17
Average monthly payment	$30.90
Weighted average remaining installments (in months)(1)	22
Weighted average FICO® Score of Consumer Obligors under Consumer Receivables(1)(2)(3)	718
Percentage of Consumer Receivables with Consumer Obligors without a FICO® Score(3)	3.45%
Percentage of Receivables with Obligors with smart phones	93.02%
Percentage of Receivables with Obligors with other wireless devices	6.98%
Percentage of Receivables with Obligors with upgrade eligibility(4)	61.92%
Percentage of Receivables with device insurance	33.70%
Percentage of Receivables with account level device insurance(5)	28.39%
Geographic concentration (Top 3 States)(6)
California	10.60%
Texas	6.27%
Florida	6.07%
Weighted average Customer Tenure (in months)(1)(7)	108
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 36 month original term(8)	0.07%
Percentage of Receivables with 30 month original term(8)	56.73%
Percentage of Receivables with 24 month original term(8)	43.20%
Percentage of Receivables with 6 month original term(9)	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	9.63%
Secured Receivables(10)	90.37%
Percentage of Receivables that are Consumer Receivables	90.37%
Percentage of Receivables that are Business Receivables	9.63%

(1)	Weighted averages are weighted by the aggregate principal balance of the applicable Receivables as of December 31, 2021.
(2)	Excludes consumer Receivables that have consumer obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)

This FICO® Score reflects the FICO® Score 8 of the related consumer obligor under a consumer Receivable. The FICO® Score is calculated, with respect to each consumer obligor on or about the date on which the consumer Receivable was originated.

(4)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current upgrade program.
(5)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in each Prospectus. Excludes Receivables with device insurance.
(6)	Based on the billing addresses of the obligors under the Receivables.
(7)	For a complete description of the calculation of customer tenure, see “Schedule I—Glossary of Defined Terms” in each Prospectus.
(8)

The sum of Percentage of Receivables with 36 month original term, Percentage of Receivables with 30 month original term and Percentage of Receivables with 24 month original term represents, in the aggregate, a number greater than 99.99% but less than 100.00%.

(9)	Represents a number greater than 0.00% but less than 0.01%.
(10)	Includes Receivables that are secured by the related wireless device and have a perfected security interest in such wireless device.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	1,584,107	$1,059,913,719.81	10.60%
Texas	928,374	627,407,026.52	6.27
Florida	931,482	606,693,939.08	6.07
New York	857,833	556,061,690.54	5.56
Ohio	718,790	444,763,763.70	4.45
North Carolina	677,944	436,212,181.05	4.36
Georgia	577,554	382,673,939.83	3.83
Pennsylvania	613,902	376,195,216.87	3.76
New Jersey	545,986	355,051,261.58	3.55
Michigan	554,705	350,565,171.96	3.51
Illinois	533,513	336,522,668.26	3.37
Virginia	503,123	327,575,279.47	3.28
All other	6,494,451	4,139,038,862.05	41.40

Total	15,521,764	$9,998,674,720.72	100.00%

(1)	The table shows the states with concentrations greater than 3.00% of the aggregate principal balance of the Receivables as of December 31, 2021 based on the billing addresses of the related obligors.

Distribution of the FICO® Score of the Consumer Receivables(1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Agreement Portfolio(2)
No FICO® Score(3)	479,150	$312,145,475.34	3.45%	4.28%
250 – 599	1,644,498	1,157,529,271.80	12.81	14.35
600 – 649	1,376,763	985,461,950.79	10.91	11.22
650 – 699	1,763,689	1,260,271,402.73	13.95	13.79
700 – 749	2,064,830	1,453,991,327.19	16.09	15.33
750 or greater	5,750,440	3,866,380,927.32	42.79	41.03

Total	13,079,370	$9,035,780,355.17	100.00%	100.00%

(1)

This FICO® Score reflects the FICO® Score 8 of the related consumer obligor. The FICO® Score is calculated with respect to each consumer obligor on or about the date on which such consumer Receivable was originated.

(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan agreement portfolio in each FICO® Score range as a percentage of the aggregate principal balance of the device payment plan agreement portfolio as of December 31, 2021.

(3)	Represents consumer Receivables that have consumer obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	2,065,870	$1,252,517,550.80	12.53%
7 months to less than 12 months	251,624	142,033,672.51	1.42
12 months to less than 24 months	951,679	623,214,917.93	6.23
24 months to less than 36 months	1,052,525	714,429,399.98	7.15
36 months to less than 48 months	842,146	563,530,516.12	5.64
48 months to less than 60 months	734,644	500,764,137.96	5.01
60 months or greater	9,623,276	6,202,184,525.42	62.03

Total	15,521,764	$9,998,674,720.72	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Schedule I—Glossary of Defined Terms” in each Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	1,765,405	$356,050,545.86	3.56%
$15.01 - $20.00	1,560,794	518,878,135.97	5.19
$20.01 - $25.00	1,454,786	703,217,863.50	7.03
$25.01 - $30.00	1,830,318	1,147,417,484.38	11.48
$30.01 - $35.00	2,675,269	1,864,260,469.52	18.65
$35.01 - $40.00	3,320,532	2,834,775,740.87	28.35
$40.01 - $45.00	1,046,139	854,329,154.70	8.54
Greater than $45.00	1,868,521	1,719,745,325.92	17.20

Total	15,521,764	$9,998,674,720.72	100.00%

Distribution of the Remaining Installments on the Receivables

Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
30 months	361,584	$293,567,506.75	2.94%
29 months	1,298,520	1,065,112,687.95	10.65
28 months	1,128,747	897,452,235.97	8.98
27 months	994,111	825,012,461.72	8.25
26 months	421,482	374,814,390.20	3.75
25 months	298,725	278,365,840.43	2.78
24 months	481,369	406,215,133.34	4.06
23 months	938,406	742,064,772.46	7.42
22 months	843,476	644,509,271.87	6.45
21 months	1,086,080	804,775,770.88	8.05
20 months	828,193	529,328,970.48	5.29
19 months	811,377	496,994,401.99	4.97
18 months	1,002,343	596,601,732.28	5.97
17 months	1,047,204	589,897,722.24	5.90
16 months	568,159	295,822,678.40	2.96
15 months	447,339	201,324,442.09	2.01
14 months	537,565	231,009,287.29	2.31
13 months	422,501	170,987,232.78	1.71
12 months	428,932	163,875,450.53	1.64
11 months	373,243	130,824,258.31	1.31
10 months	219,974	71,788,315.57	0.72
9 months	120,413	32,340,705.67	0.32
8 months	105,666	25,570,757.15	0.26
7 months	113,569	25,034,235.88	0.25
6 months	112,446	22,093,175.98	0.22
5 months	93,092	15,888,128.86	0.16
4 months	65,284	9,237,522.98	0.09
3 months	58,151	6,699,725.69	0.07
2 months	84,102	7,408,918.15	0.07
1 months	91,805	5,217,327.23	0.05
0 months	137,906	38,839,659.60	0.39

Total	15,521,764	$9,998,674,720.72	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	7,642,292	$5,121,090,849.93	51.22%
ACH	2,352,306	1,456,066,483.29	14.56
Direct Debit	4,381,844	2,904,896,338.50	29.05
Check	994,281	420,228,897.86	4.20
Cash or Other(1)	151,041	96,392,151.14	0.96

Total	15,521,764	$9,998,674,720.72	100.00%

(1)	Includes payments received in the form of cash, credits and Verizon-specific gift cards or through an indirect agent.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the January 20, 2022 distribution (Verizon Master Trust).
Exhibit 99.2	Monthly investor report relating to the January 20, 2022 distribution (Verizon Master Trust Series 2021-1).
Exhibit 99.3	Monthly investor report relating to the January 20, 2022 distribution (Verizon Master Trust Series 2021-2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 4, 2022

VERIZON MASTER TRUST
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer